Quarterly Holdings Report
for
Fidelity® Enhanced High Yield ETF
May 31, 2025
HIE-NPRT3-0725
1.9887639.106
Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (Cost $106,229)	11,196	27,878

Non-Convertible Corporate Bonds - 97.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 2.1%
Materials - 2.1%
Chemicals - 0.1%
Nufarm Australia Ltd / Nufarm Americas Inc 5% 1/27/2030 (b)	605,000	554,978
Metals & Mining - 2.0%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (b)	1,000,000	918,034
FMG Resources August 2006 Pty Ltd 5.875% 4/15/2030 (b)	1,458,000	1,456,799
FMG Resources August 2006 Pty Ltd 6.125% 4/15/2032 (b)	500,000	498,779
Mineral Resources Ltd 8.5% 5/1/2030 (b)	4,104,000	4,065,007
Perenti Finance Pty Ltd 6.5% 10/7/2025 (b)	131,877	131,746
		7,070,365
TOTAL AUSTRALIA		7,625,343
AUSTRIA - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ams-OSRAM AG 12.25% 3/30/2029 (b)	1,350,000	1,407,316
BAILIWICK OF JERSEY - 0.5%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (b)	2,101,000	1,968,996
BRAZIL - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Karoon USA Finance Inc 10.5% 5/14/2029 (b)(c)	2,412,000	2,410,416
CANADA - 7.5%
Consumer Discretionary - 2.6%
Hotels, Restaurants & Leisure - 1.2%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (b)	2,750,000	2,529,086
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (b)	2,000,000	2,039,658
		4,568,744
Household Durables - 1.4%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (b)	3,000,000	2,610,000
Brookfield Residential Properties Inc / Brookfield Residential US LLC 5% 6/15/2029 (b)	2,500,000	2,236,910
Empire Communities Corp 9.75% 5/1/2029 (b)	134,000	134,502
		4,981,412
TOTAL CONSUMER DISCRETIONARY		9,550,156

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Parkland Corp 6.625% 8/15/2032 (b)	1,000,000	1,002,219
Strathcona Resources Ltd/Alberta 6.875% 8/1/2026 (b)	2,000,000	2,006,498
		3,008,717
Financials - 1.3%
Consumer Finance - 1.3%
goeasy Ltd 7.375% 10/1/2030 (b)	1,325,000	1,323,818
goeasy Ltd 7.625% 7/1/2029 (b)	2,030,000	2,050,858
goeasy Ltd 9.25% 12/1/2028 (b)	1,275,000	1,339,065
		4,713,741
Industrials - 0.4%
Aerospace & Defense - 0.3%
Bombardier Inc 6.75% 6/15/2033 (b)	330,000	334,624
Bombardier Inc 7.25% 7/1/2031 (b)	430,000	443,438
Bombardier Inc 7.5% 2/1/2029 (b)	347,000	359,167
		1,137,229
Machinery - 0.1%
ATS Corp 4.125% 12/15/2028 (b)	458,000	431,254
TOTAL INDUSTRIALS		1,568,483

Information Technology - 0.4%
Software - 0.4%
Dye & Durham Ltd 8.625% 4/15/2029 (b)	1,525,000	1,582,011
Materials - 1.3%
Metals & Mining - 1.3%
Algoma Steel Inc 9.125% 4/15/2029 (b)	1,435,000	1,241,103
Capstone Copper Corp 6.75% 3/31/2033 (b)	460,000	459,915
Hudbay Minerals Inc 4.5% 4/1/2026 (b)	282,000	279,494
New Gold Inc 6.875% 4/1/2032 (b)	460,000	469,898
Taseko Mines Ltd 8.25% 5/1/2030 (b)	2,130,000	2,188,425
		4,638,835
Utilities - 0.7%
Electric Utilities - 0.5%
Emera Inc 6.75% 6/15/2076 (d)	1,725,000	1,733,473
Gas Utilities - 0.2%
AltaGas Ltd 7.2% 10/15/2054 (b)(d)	1,000,000	978,038
TOTAL UTILITIES		2,711,511

TOTAL CANADA		27,773,454
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC 7% 5/28/2030 (b)	700,000	696,164
FINLAND - 0.6%
Consumer Discretionary - 0.6%
Leisure Products - 0.6%
Amer Sports Co 6.75% 2/16/2031 (b)(c)	2,037,000	2,117,900
FRANCE - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Viridien 10% 10/15/2030 (b)	440,000	415,215
GERMANY - 0.9%
Materials - 0.9%
Paper & Forest Products - 0.9%
Mercer International Inc 12.875% 10/1/2028 (b)(c)	2,450,000	2,436,731
Mercer International Inc 5.125% 2/1/2029	1,000,000	794,934

TOTAL GERMANY		3,231,665
GRAND CAYMAN (UK OVERSEAS TER) - 0.6%
Financials - 0.6%
Financial Services - 0.6%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (b)	2,265,000	2,290,448
GUATEMALA - 0.7%
Communication Services - 0.7%
Wireless Telecommunication Services - 0.7%
Millicom International Cellular SA 4.5% 4/27/2031 (b)	2,255,000	2,006,950
Millicom International Cellular SA 7.375% 4/2/2032 (b)	500,000	505,438

TOTAL GUATEMALA		2,512,388
IRELAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
GGAM Finance Ltd 6.875% 4/15/2029 (b)	380,000	387,102
ISRAEL - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energean PLC 6.5% 4/30/2027 (b)	1,000,000	977,500
ITALY - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telecom Italia Capital SA 7.2% 7/18/2036	450,000	467,717
Financials - 0.1%
Banks - 0.1%
UniCredit SpA 5.459% 6/30/2035 (b)(d)	150,000	146,717
UniCredit SpA 7.296% 4/2/2034 (b)(d)	328,693	344,206
		490,923
Information Technology - 0.8%
Communications Equipment - 0.8%
Fibercop SpA 7.2% 7/18/2036 (b)	2,978,000	2,866,325
TOTAL ITALY		3,824,965
JAPAN - 0.6%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Rakuten Group Inc 11.25% 2/15/2027 (b)	950,000	1,024,090
Rakuten Group Inc 9.75% 4/15/2029 (b)	1,000,000	1,069,826

TOTAL JAPAN		2,093,916
LUXEMBOURG - 0.3%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (b)	1,000,000	983,389
SWEDEN - 0.1%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Stena International SA 7.625% 2/15/2031 (b)	522,000	528,815
TANZANIA - 0.5%
Information Technology - 0.5%
Communications Equipment - 0.5%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (b)	2,000,000	2,033,060
TURKEY - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Eldorado Gold Corp 6.25% 9/1/2029 (b)	1,417,000	1,396,454
UNITED KINGDOM - 3.4%
Communication Services - 0.4%
Media - 0.4%
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (b)	1,550,000	1,507,351
Consumer Discretionary - 1.4%
Specialty Retail - 1.4%
Belron UK Finance PLC 5.75% 10/15/2029 (b)	2,200,000	2,205,920
Jaguar Land Rover Automotive PLC 4.5% 10/1/2027 (b)	2,000,000	1,954,704
Jaguar Land Rover Automotive PLC 5.875% 1/15/2028 (b)	1,000,000	999,509
		5,160,133
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
EnQuest PLC 11.625% 11/1/2027 (b)	2,114,000	2,095,342
Ithaca Energy North Sea PLC 8.125% 10/15/2029 (b)	1,255,000	1,258,325
		3,353,667
Financials - 0.7%
Capital Markets - 0.4%
Marex Group PLC 5.829% 5/8/2028	1,000,000	1,004,420
Financial Services - 0.1%
Zegona Finance PLC 8.625% 7/15/2029 (b)	500,000	532,500
Insurance - 0.2%
Ardonagh Finco Ltd 7.75% 2/15/2031 (b)	324,000	335,024
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC 7.25% 2/15/2031 (b)	550,000	564,625
		899,649
TOTAL FINANCIALS		2,436,569

TOTAL UNITED KINGDOM		12,457,720
UNITED STATES - 76.9%
Communication Services - 6.6%
Diversified Telecommunication Services - 0.8%
Cogent Communications Group LLC 7% 6/15/2027 (b)(c)	2,653,000	2,667,280
Lumen Technologies Inc 10% 10/15/2032 (b)(c)	250,000	256,400
		2,923,680
Entertainment - 1.2%
Cinemark USA Inc 5.25% 7/15/2028 (b)	115,000	113,451
Live Nation Entertainment Inc 4.75% 10/15/2027 (b)	3,775,000	3,716,192
Live Nation Entertainment Inc 6.5% 5/15/2027 (b)	500,000	505,926
		4,335,569
Media - 4.6%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (b)(c)	2,136,000	1,843,866
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (b)	75,000	68,693
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (b)(c)	1,040,000	924,999
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (b)(c)	995,000	921,093
Directv Financing LLC / Directv Financing Co-Obligor Inc 10% 2/15/2031 (b)	1,800,000	1,752,034
Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875% 8/15/2027 (b)	2,133,000	2,099,530
Directv Financing LLC 8.875% 2/1/2030 (b)	2,491,000	2,453,793
DISH Network Corp 11.75% 11/15/2027 (b)	1,000,000	1,031,711
EchoStar Corp 10.75% 11/30/2029	1,500,000	1,507,500
Gray Media Inc 7% 5/15/2027 (b)	30,000	29,793
Lamar Media Corp 3.625% 1/15/2031	1,820,000	1,653,427
McGraw-Hill Education Inc 7.375% 9/1/2031 (b)(c)	500,000	514,458
Nexstar Media Inc 4.75% 11/1/2028 (b)(c)	1,302,000	1,252,639
Nexstar Media Inc 5.625% 7/15/2027 (b)	660,000	657,361
Outfront Media Capital LLC / Outfront Media Capital Corp 4.25% 1/15/2029 (b)	105,000	99,305
TEGNA Inc 5% 9/15/2029 (c)	391,000	372,434
		17,182,636
TOTAL COMMUNICATION SERVICES		24,441,885

Consumer Discretionary - 12.4%
Automobile Components - 2.5%
Aptiv Swiss Holdings Ltd 6.875% 12/15/2054 (d)	3,000,000	2,938,263
Garrett Motion Holdings Inc / Garrett LX I Sarl 7.75% 5/31/2032 (b)	2,350,000	2,398,032
Patrick Industries Inc 4.75% 5/1/2029 (b)(c)	886,000	849,764
Patrick Industries Inc 6.375% 11/1/2032 (b)	1,000,000	985,652
Phinia Inc 6.625% 10/15/2032 (b)	2,104,000	2,091,392
		9,263,103
Automobiles - 0.2%
Thor Industries Inc 4% 10/15/2029 (b)(c)	707,000	653,519
Broadline Retail - 0.2%
Evergreen Acqco 1 LP / TVI Inc 9.75% 4/26/2028 (b)	517,000	541,080
Kohl's Corp 5.55% 7/17/2045	750,000	365,873
		906,953
Diversified Consumer Services - 0.2%
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (b)(c)	601,000	599,570
Hotels, Restaurants & Leisure - 4.9%
Carnival Corp 5.75% 3/15/2030 (b)	600,000	601,407
Churchill Downs Inc 5.5% 4/1/2027 (b)	417,000	415,551
International Game Technology PLC 4.125% 4/15/2026 (b)	205,000	203,481
Las Vegas Sands Corp 5.625% 6/15/2028	1,000,000	1,002,263
Light & Wonder International Inc 7% 5/15/2028 (b)	1,517,000	1,518,449
Light & Wonder International Inc 7.25% 11/15/2029 (b)	45,000	46,298
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp 4.875% 5/1/2029 (b)	1,072,000	1,027,186
Resorts World Las Vegas LLC / RWLV Capital Inc 4.625% 4/6/2031 (b)	1,250,000	1,009,379
Resorts World Las Vegas LLC / RWLV Capital Inc 8.45% 7/27/2030 (b)	3,646,000	3,588,148
Royal Caribbean Cruises Ltd 5.5% 8/31/2026 (b)	1,663,000	1,663,238
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (b)	1,500,000	1,482,579
Travel + Leisure Co 4.5% 12/1/2029 (b)(c)	2,455,000	2,332,748
Viking Cruises Ltd 9.125% 7/15/2031 (b)	300,000	322,102
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (b)	1,060,000	1,025,700
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (b)(c)	1,000,000	989,043
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (b)(c)	577,000	605,190
		17,832,762
Household Durables - 2.9%
Installed Building Products Inc 5.75% 2/1/2028 (b)	750,000	745,061
K Hovnanian Enterprises Inc 11.75% 9/30/2029 (b)	2,883,000	3,105,135
Landsea Homes Corp 8.875% 4/1/2029 (b)	1,006,000	1,047,681
LGI Homes Inc 4% 7/15/2029 (b)(c)	883,000	782,015
LGI Homes Inc 7% 11/15/2032 (b)(c)	500,000	464,320
LGI Homes Inc 8.75% 12/15/2028 (b)	900,000	926,232
Somnigroup International Inc 3.875% 10/15/2031 (b)	3,453,000	3,073,086
Whirlpool Corp 5.5% 3/1/2033 (c)	800,000	753,911
		10,897,441
Specialty Retail - 1.0%
Bath & Body Works Inc 6.875% 11/1/2035	187,000	188,331
Sonic Automotive Inc 4.625% 11/15/2029 (b)(c)	453,000	432,721
Upbound Group Inc 6.375% 2/15/2029 (b)	2,505,000	2,396,845
Victoria's Secret & Co 4.625% 7/15/2029 (b)(c)	750,000	683,542
		3,701,439
Textiles, Apparel & Luxury Goods - 0.5%
William Carter Co/The 5.625% 3/15/2027 (b)(c)	2,000,000	1,986,367
TOTAL CONSUMER DISCRETIONARY		45,841,154

Consumer Staples - 2.1%
Beverages - 0.3%
Primo Water Holdings Inc / Triton Water Holdings Inc 4.375% 4/30/2029 (b)	1,000,000	959,750
Consumer Staples Distribution & Retail - 0.5%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (b)	195,000	197,960
Performance Food Group Inc 4.25% 8/1/2029 (b)	1,801,000	1,716,593
US Foods Inc 4.75% 2/15/2029 (b)	45,000	44,005
		1,958,558
Food Products - 1.2%
B&G Foods Inc 8% 9/15/2028 (b)	300,000	282,733
Post Holdings Inc 4.625% 4/15/2030 (b)	40,000	37,854
Post Holdings Inc 6.25% 2/15/2032 (b)	2,977,000	3,026,758
Post Holdings Inc 6.375% 3/1/2033 (b)(c)	1,122,000	1,113,800
		4,461,145
Household Products - 0.1%
Energizer Holdings Inc 4.75% 6/15/2028 (b)	573,000	552,527
TOTAL CONSUMER STAPLES		7,931,980

Energy - 7.9%
Energy Equipment & Services - 0.8%
Noble Finance II LLC 8% 4/15/2030 (b)	685,000	682,565
Nustar Logistics LP 5.625% 4/28/2027	160,000	160,398
Transocean Inc 8.75% 2/15/2030 (b)	560,000	567,703
Valaris Ltd 8.375% 4/30/2030 (b)	1,742,000	1,748,771
		3,159,437
Oil, Gas & Consumable Fuels - 7.1%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp 8.625% 6/15/2029 (b)	712,000	744,211
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (b)	855,000	883,366
California Resources Corp 8.25% 6/15/2029 (b)	1,795,000	1,798,254
CITGO Petroleum Corp 6.375% 6/15/2026 (b)	715,000	714,656
Comstock Resources Inc 6.75% 3/1/2029 (b)	2,078,000	2,040,498
Comstock Resources Inc 6.75% 3/1/2029 (b)	350,000	344,969
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (b)	365,000	386,427
CVR Energy Inc 8.5% 1/15/2029 (b)	500,000	488,021
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (b)	620,000	622,605
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (b)	2,768,000	2,866,729
EQT Corp 6.375% 4/1/2029 (b)	1,000,000	1,023,953
Genesis Energy LP / Genesis Energy Finance Corp 8.25% 1/15/2029	600,000	620,834
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (b)(c)	335,000	348,243
Harvest Midstream I LP 7.5% 5/15/2032 (b)	565,000	580,496
Harvest Midstream I LP 7.5% 9/1/2028 (b)	50,000	50,770
Kinetik Holdings LP 6.625% 12/15/2028 (b)	735,000	749,592
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)	700,000	674,944
Murphy Oil USA Inc 3.75% 2/15/2031 (b)(c)	1,250,000	1,132,286
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (b)(c)	1,550,000	1,515,096
Northern Oil & Gas Inc 8.125% 3/1/2028 (b)(c)	1,301,000	1,306,299
Northern Oil & Gas Inc 8.75% 6/15/2031 (b)(c)	2,107,000	2,123,797
Summit Midstream Holdings LLC 8.625% 10/31/2029 (b)	1,819,000	1,823,082
TGNR Intermediate Holdings LLC 5.5% 10/15/2029 (b)	1,750,000	1,652,588
Venture Global LNG Inc 9.5% 2/1/2029 (b)	650,000	694,945
Venture Global LNG Inc 9.875% 2/1/2032 (b)	972,000	1,034,058
		26,220,719
TOTAL ENERGY		29,380,156

Financials - 9.8%
Capital Markets - 1.3%
Acadian Asset Management Inc 4.8% 7/27/2026	1,770,000	1,759,444
AG TTMT Escrow Issuer LLC 8.625% 9/30/2027 (b)	640,000	664,397
Focus Financial Partners LLC 6.75% 9/15/2031 (b)	641,000	648,459
Prospect Capital Corp 3.364% 11/15/2026 (c)	2,000,000	1,885,849
		4,958,149
Consumer Finance - 4.4%
Bread Financial Holdings Inc 8.375% 6/15/2035 (b)(d)	1,870,000	1,815,603
Bread Financial Holdings Inc 9.75% 3/15/2029 (b)	2,150,000	2,292,300
Credit Acceptance Corp 6.625% 3/15/2030 (b)	500,000	498,048
Credit Acceptance Corp 9.25% 12/15/2028 (b)	450,000	476,166
Enova International Inc 9.125% 8/1/2029 (b)(c)	3,750,000	3,852,420
FirstCash Inc 5.625% 1/1/2030 (b)	794,000	788,418
OneMain Finance Corp 3.875% 9/15/2028 (c)	1,857,000	1,741,251
OneMain Finance Corp 6.625% 1/15/2028	731,000	744,557
OneMain Finance Corp 6.75% 3/15/2032 (c)	750,000	745,466
OneMain Finance Corp 7.125% 9/15/2032 (e)	925,000	930,755
OneMain Finance Corp 7.875% 3/15/2030	450,000	470,249
PROG Holdings Inc 6% 11/15/2029 (b)	750,000	712,453
Synchrony Financial 7.25% 2/2/2033 (c)	1,000,000	1,022,018
		16,089,704
Financial Services - 1.9%
Block Inc 2.75% 6/1/2026	1,000,000	975,130
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	347,000	283,427
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	150,000	142,737
Jefferson Capital Holdin 9.5% 2/15/2029 (b)	500,000	530,342
NFE Financing LLC 12% 11/15/2029 (b)	650,000	278,868
PennyMac Financial Services Inc 5.75% 9/15/2031 (b)(c)	900,000	866,782
PennyMac Financial Services Inc 6.875% 5/15/2032 (b)	1,100,000	1,105,170
PennyMac Financial Services Inc 7.875% 12/15/2029 (b)	1,115,000	1,174,408
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (b)(c)	1,135,000	1,158,037
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (b)	500,000	520,373
		7,035,274
Insurance - 1.0%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (b)	1,055,000	1,088,548
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (b)	500,000	504,002
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (b)	725,000	741,562
AmWINS Group Inc 6.375% 2/15/2029 (b)	500,000	507,005
Panther Escrow Issuer LLC 7.125% 6/1/2031 (b)	854,000	883,466
		3,724,583
Mortgage Real Estate Investment Trusts (REITs) - 1.2%
Apollo Commercial Real Estate Finance Inc 4.625% 6/15/2029 (b)(c)	1,890,000	1,764,899
Rithm Capital Corp 8% 4/1/2029 (b)	2,250,000	2,255,993
Starwood Property Trust Inc 4.375% 1/15/2027 (b)(c)	502,000	493,027
		4,513,919
TOTAL FINANCIALS		36,321,629

Health Care - 6.5%
Health Care Equipment & Supplies - 1.1%
Bausch + Lomb Corp 8.375% 10/1/2028 (b)	853,000	881,883
Insulet Corp 6.5% 4/1/2033 (b)	165,000	169,662
Medline Borrower LP 5.25% 10/1/2029 (b)(c)	542,000	529,672
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (b)	1,630,000	1,658,629
Sotera Health Holdings LLC 7.375% 6/1/2031 (b)(c)	992,000	1,030,412
		4,270,258
Health Care Providers & Services - 2.7%
DaVita Inc 3.75% 2/15/2031 (b)(c)	1,000,000	885,716
DaVita Inc 4.625% 6/1/2030 (b)(c)	1,949,000	1,821,225
DaVita Inc 6.75% 7/15/2033 (b)	1,850,000	1,869,105
DaVita Inc 6.875% 9/1/2032 (b)	500,000	507,921
Heartland Dental LLC / Heartland Dental Finance Corp 10.5% 4/30/2028 (b)	1,950,000	2,060,705
LifePoint Health Inc 11% 10/15/2030 (b)	1,600,000	1,758,946
LifePoint Health Inc 9.875% 8/15/2030 (b)	342,000	366,414
Prime Healthcare Services Inc 9.375% 9/1/2029 (b)(c)	300,000	304,797
Star Parent Inc 9% 10/1/2030 (b)	200,000	206,714
Tenet Healthcare Corp 5.125% 11/1/2027	99,500	98,881
		9,880,424
Pharmaceuticals - 2.7%
1261229 BC Ltd 10% 4/15/2032 (b)	1,400,000	1,386,024
Bausch Health Cos Inc 11% 9/30/2028 (b)	1,000,000	959,465
Bausch Health Cos Inc 4.875% 6/1/2028 (b)	1,825,000	1,489,656
Endo Finance Holdings Inc 8.5% 4/15/2031 (b)(c)	460,000	476,137
HLF Financing Sarl LLC / Herbalife International Inc 12.25% 4/15/2029 (b)	2,293,000	2,480,616
HLF Financing Sarl LLC / Herbalife International Inc 4.875% 6/1/2029 (b)(c)	2,021,000	1,655,042
Jazz Securities DAC 4.375% 1/15/2029 (b)	1,500,000	1,438,329
		9,885,269
TOTAL HEALTH CARE		24,035,951

Industrials - 14.5%
Aerospace & Defense - 3.7%
ATI Inc 7.25% 8/15/2030 (c)	1,524,000	1,595,854
Axon Enterprise Inc 6.25% 3/15/2033 (b)	490,000	497,143
BWX Technologies Inc 4.125% 6/30/2028 (b)	500,000	486,587
Moog Inc 4.25% 12/15/2027 (b)	2,000,000	1,937,257
TransDigm Inc 4.625% 1/15/2029 (c)	2,500,000	2,421,187
TransDigm Inc 4.875% 5/1/2029	2,775,000	2,686,759
TransDigm Inc 6.375% 3/1/2029 (b)	500,000	508,149
TransDigm Inc 6.375% 5/31/2033 (b)	920,000	908,961
TransDigm Inc 6.875% 12/15/2030 (b)	2,588,000	2,669,051
		13,710,948
Building Products - 1.2%
Builders FirstSource Inc 4.25% 2/1/2032 (b)(c)	1,000,000	907,304
Builders FirstSource Inc 6.75% 5/15/2035 (b)	910,000	915,178
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (b)(c)	375,000	383,738
Griffon Corp 5.75% 3/1/2028	2,081,000	2,068,451
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (b)	240,000	241,806
		4,516,477
Commercial Services & Supplies - 2.7%
ACCO Brands Corp 4.25% 3/15/2029 (b)	500,000	441,671
Allied Universal Holdco LLC 7.875% 2/15/2031 (b)	1,356,000	1,405,316
Brink's Co/The 6.5% 6/15/2029 (b)	590,000	601,998
GEO Group Inc/The 10.25% 4/15/2031	2,377,000	2,605,541
GEO Group Inc/The 8.625% 4/15/2029	1,260,000	1,330,026
GFL Environmental Inc 4% 8/1/2028 (b)	3,780,000	3,633,767
		10,018,319
Construction & Engineering - 0.7%
Arcosa Inc 4.375% 4/15/2029 (b)	487,000	464,163
Arcosa Inc 6.875% 8/15/2032 (b)	1,035,000	1,061,382
Dycom Industries Inc 4.5% 4/15/2029 (b)	1,163,000	1,118,957
		2,644,502
Electrical Equipment - 0.7%
Atkore Inc 4.25% 6/1/2031 (b)	1,000,000	908,325
EnerSys 4.375% 12/15/2027 (b)	1,238,000	1,197,951
WESCO Distribution Inc 6.375% 3/15/2033 (b)(c)	570,000	580,581
		2,686,857
Ground Transportation - 1.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (b)	750,000	755,649
Genesee & Wyoming Inc 6.25% 4/15/2032 (b)(c)	965,000	980,055
RXO Inc 7.5% 11/15/2027 (b)(c)	1,850,000	1,889,313
		3,625,017
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25% 2/1/2027 (b)	450,000	440,251
Machinery - 1.5%
Allison Transmission Inc 3.75% 1/30/2031 (b)	3,683,000	3,343,235
Allison Transmission Inc 5.875% 6/1/2029 (b)	93,000	93,372
Enpro Inc 6.125% 6/1/2033 (b)	900,000	906,693
Wabash National Corp 4.5% 10/15/2028 (b)	1,310,000	1,117,954
		5,461,254
Passenger Airlines - 1.8%
Allegiant Travel Co 7.25% 8/15/2027 (b)(c)	3,282,000	3,241,351
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (b)	285,000	287,849
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (b)	215,211	214,843
United Airlines Inc 4.375% 4/15/2026 (b)	2,570,900	2,540,434
United Airlines Inc 4.625% 4/15/2029 (b)	338,000	321,050
		6,605,527
Professional Services - 0.2%
CACI International Inc 6.375% 6/15/2033 (b)(e)	715,000	728,900
Trading Companies & Distributors - 0.9%
BlueLinx Holdings Inc 6% 11/15/2029 (b)	2,888,000	2,717,030
Herc Holdings Escrow Inc 7.25% 6/15/2033 (b)(e)	520,000	535,180
		3,252,210
TOTAL INDUSTRIALS		53,690,262

Information Technology - 3.1%
Electronic Equipment, Instruments & Components - 0.3%
CPI CG Inc 10% 7/15/2029 (b)	205,000	216,275
Crane NXT Co 4.2% 3/15/2048	500,000	300,076
Insight Enterprises Inc 6.625% 5/15/2032 (b)	50,000	50,947
Lightning Power LLC 7.25% 8/15/2032 (b)	305,000	319,779
Sensata Technologies Inc 6.625% 7/15/2032 (b)(c)	340,000	343,041
		1,230,118
IT Services - 1.3%
ASGN Inc 4.625% 5/15/2028 (b)	1,000,000	964,704
CoreWeave Inc 9.25% 6/1/2030 (b)	1,410,000	1,408,418
GCI LLC 4.75% 10/15/2028 (b)	2,350,000	2,210,204
		4,583,326
Semiconductors & Semiconductor Equipment - 0.6%
Entegris Inc 4.75% 4/15/2029 (b)	2,203,000	2,139,045
Software - 0.9%
Clarivate Science Holdings Corp 4.875% 7/1/2029 (b)(c)	250,000	231,232
Cloud Software Group Inc 6.5% 3/31/2029 (b)	1,009,000	1,007,865
Consensus Cloud Solutions Inc 6.5% 10/15/2028 (b)	465,000	461,861
Fair Isaac Corp 6% 5/15/2033 (b)	910,000	908,282
Gen Digital Inc 6.75% 9/30/2027 (b)	10,000	10,173
SS&C Technologies Inc 6.5% 6/1/2032 (b)(c)	700,000	718,754
		3,338,167
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 3.125% 7/15/2029	203	183
Xerox Holdings Corp 5% 8/15/2025 (b)	28,000	27,867
		28,050
TOTAL INFORMATION TECHNOLOGY		11,318,706

Materials - 5.3%
Chemicals - 3.2%
Axalta Coating Systems LLC 3.375% 2/15/2029 (b)	1,050,000	977,214
Chemours Co/The 5.75% 11/15/2028 (b)(c)	1,120,000	1,002,855
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (b)	3,905,000	3,883,905
Methanex US Operations Inc 6.25% 3/15/2032 (b)	400,000	387,088
Minerals Technologies Inc 5% 7/1/2028 (b)(c)	750,000	728,753
Olympus Water US Holding Corp 7.25% 6/15/2031 (b)(c)	350,000	350,000
Olympus Water US Holding Corp 9.75% 11/15/2028 (b)	900,000	943,619
Rain Carbon Inc 12.25% 9/1/2029 (b)(c)	3,405,000	3,547,663
		11,821,097
Construction Materials - 0.2%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (b)	600,000	616,138
Containers & Packaging - 1.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (b)	360,000	360,887
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (b)	485,000	489,155
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (b)	500,000	507,025
Owens-Brockway Glass Container Inc 7.375% 6/1/2032 (b)(c)	500,000	497,595
Sealed Air Corp 6.5% 7/15/2032 (b)	2,063,000	2,112,844
		3,967,506
Metals & Mining - 0.8%
Arsenal AIC Parent LLC 8% 10/1/2030 (b)	170,000	178,522
Novelis Corp 4.75% 1/30/2030 (b)	1,500,000	1,425,952
Novelis Corp 6.875% 1/30/2030 (b)(c)	800,000	824,987
SunCoke Energy Inc 4.875% 6/30/2029 (b)	775,000	712,246
		3,141,707
TOTAL MATERIALS		19,546,448

Real Estate - 5.3%
Diversified REITs - 0.9%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (b)	3,099,000	2,931,665
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (b)(c)	570,000	554,447
		3,486,112
Hotel & Resort REITs - 2.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (b)	2,500,000	2,364,620
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (b)(c)	210,000	211,542
RHP Hotel Properties LP / RHP Finance Corp 4.5% 2/15/2029 (b)	1,000,000	965,449
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (b)(c)	3,096,000	3,138,493
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (b)(e)	400,000	406,805
Service Properties Trust 5.25% 2/15/2026	181,000	179,341
		7,266,250
Real Estate Management & Development - 1.9%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (b)(c)	996,000	909,864
Cushman & Wakefield US Borrower LLC 6.75% 5/15/2028 (b)(c)	428,000	429,857
Five Point Operating Co LP / Five Point Capital Corp 10.5% 1/15/2028 (b)(f)	3,619,000	3,685,879
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (b)	130,000	137,950
Howard Hughes Corp/The 4.125% 2/1/2029 (b)	1,544,000	1,451,498
Howard Hughes Corp/The 4.375% 2/1/2031 (b)	604,000	548,490
		7,163,538
Retail REITs - 0.3%
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 4.5% 4/1/2027 (b)	358,000	347,693
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 5.75% 5/15/2026 (b)	656,000	649,877
		997,570
Specialized REITs - 0.2%
Iron Mountain Inc 4.5% 2/15/2031 (b)	900,000	843,299
TOTAL REAL ESTATE		19,756,769

Utilities - 3.4%
Electric Utilities - 1.7%
Edison International 7.875% 6/15/2054 (d)	965,000	928,449
Edison International 8.125% 6/15/2053 (c)(d)	2,400,000	2,371,023
NRG Energy Inc 3.375% 2/15/2029 (b)(c)	1,834,000	1,713,333
Topaz Solar Farms LLC 5.75% 9/30/2039 (b)	1,000,000	953,060
Vistra Operations Co LLC 6.875% 4/15/2032 (b)(c)	100,000	104,034
		6,069,899
Gas Utilities - 1.6%
AmeriGas Partners LP / AmeriGas Finance Corp 5.75% 5/20/2027 (c)	3,100,000	3,033,726
AmeriGas Partners LP / AmeriGas Finance Corp 9.375% 6/1/2028 (b)(c)	2,071,000	2,091,466
AmeriGas Partners LP / AmeriGas Finance Corp 9.5% 6/1/2030 (b)	925,000	934,294
		6,059,486
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC 6.75% 10/15/2032 (b)	395,000	402,730
TOTAL UTILITIES		12,532,115

TOTAL UNITED STATES		284,797,055
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $359,550,023)		361,929,281

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
JAPAN - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Rakuten Group Inc 5.125% (b)(d)(g) (Cost $744,583)	750,000	733,698

Money Market Funds - 10.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.32	5,390,378	5,391,456
Fidelity Securities Lending Cash Central Fund (i)(j)	4.32	34,648,810	34,652,275
TOTAL MONEY MARKET FUNDS (Cost $40,043,731)			40,043,731

TOTAL INVESTMENT IN SECURITIES - 108.8% (Cost $400,444,566)	402,734,588
NET OTHER ASSETS (LIABILITIES) - (8.8)% (h)	(32,593,340)
NET ASSETS - 100.0%	370,141,248

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	13	Sep 2025	1,441,781	17,957	17,957
CBOT 5 Year US Treasury Note Contracts (United States)	13	Sep 2025	1,407,961	11,056	11,056

TOTAL FUTURES CONTRACTS					29,013
The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $318,778,821 or 86.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security is perpetual in nature with no stated maturity date.
(h)	Includes $120,625 of cash collateral to cover margin requirements for futures contracts.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,485,704	134,489,833	132,584,081	149,646	-	-	5,391,456	5,390,378	0.0%
Fidelity Securities Lending Cash Central Fund	18,003,768	218,123,123	201,474,616	61,698	-	-	34,652,275	34,648,810	0.1%
Total	21,489,472	352,612,956	334,058,697	211,344	-	-	40,043,731

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.